Financial Instruments Risk Management - Key Macroeconomic Assumptions (Details) - $ / bbl	Dec. 31, 2025	Dec. 31, 2024
For the three months ended December 31, 2025 | United States
Disclosure of credit risk exposure [line items]
Gross Domestic Product	2397200000000.00%	2963300000000000.00%
Unemployment Rate	4.30%	4.20%
BBB Bonds Spreads	1.00%	1.20%
For the three months ended December 31, 2025 | Canada
Disclosure of credit risk exposure [line items]
Gross Domestic Product	244600000000.00%	239600000000000.00%
Unemployment Rate	7.10%	6.70%
Oil Price (in dollars per barrel)	61.30	76.10
Under 1 Year | United States | Base Case
Disclosure of credit risk exposure [line items]
Gross Domestic Product	2.10%	4.20%
Unemployment Rate	4.60%	4.10%
BBB Bonds Spreads	1.70%	1.90%
Under 1 Year | United States | Upside
Disclosure of credit risk exposure [line items]
Gross Domestic Product	3.80%	5.80%
Unemployment Rate	3.80%	3.30%
BBB Bonds Spreads	1.40%	1.60%
Under 1 Year | United States | Downside
Disclosure of credit risk exposure [line items]
Gross Domestic Product	(2.40%)	(0.40%)
Unemployment Rate	7.40%	7.30%
BBB Bonds Spreads	2.90%	2.60%
Under 1 Year | Canada | Base Case
Disclosure of credit risk exposure [line items]
Gross Domestic Product	0.50%	1.90%
Unemployment Rate	7.10%	6.80%
Oil Price (in dollars per barrel)	62.20	74.60
Under 1 Year | Canada | Upside
Disclosure of credit risk exposure [line items]
Gross Domestic Product	2.80%	3.30%
Unemployment Rate	6.40%	6.50%
Oil Price (in dollars per barrel)	67.00	79.20
Under 1 Year | Canada | Downside
Disclosure of credit risk exposure [line items]
Gross Domestic Product	(4.20%)	(1.90%)
Unemployment Rate	8.60%	8.10%
Oil Price (in dollars per barrel)	46.30	58.90
Remaining forecast period | United States | Base Case
Disclosure of credit risk exposure [line items]
Gross Domestic Product	2.10%	4.30%
Unemployment Rate	4.50%	4.00%
BBB Bonds Spreads	1.80%	2.00%
Remaining forecast period | United States | Upside
Disclosure of credit risk exposure [line items]
Gross Domestic Product	2.30%	4.60%
Unemployment Rate	3.80%	3.30%
BBB Bonds Spreads	1.70%	2.00%
Remaining forecast period | United States | Downside
Disclosure of credit risk exposure [line items]
Gross Domestic Product	2.20%	3.80%
Unemployment Rate	7.40%	7.20%
BBB Bonds Spreads	2.10%	2.10%
Remaining forecast period | Canada | Base Case
Disclosure of credit risk exposure [line items]
Gross Domestic Product	2.00%	2.00%
Unemployment Rate	6.50%	6.50%
Oil Price (in dollars per barrel)	64.00	72.10
Remaining forecast period | Canada | Upside
Disclosure of credit risk exposure [line items]
Gross Domestic Product	2.30%	2.60%
Unemployment Rate	5.60%	6.00%
Oil Price (in dollars per barrel)	66.60	74.60
Remaining forecast period | Canada | Downside
Disclosure of credit risk exposure [line items]
Gross Domestic Product	1.80%	1.90%
Unemployment Rate	8.90%	9.30%
Oil Price (in dollars per barrel)	54.50	62.60